REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2024
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Period Ended,
	June 30,	December 31,
	2024	2023

Balance as of the beginning of the year	$93,521	$89,974
Net Income (Loss)	459	3,490
Dividend from AU10TIX	(3,078)
Other Comprehensive Income - Translation adjustement	1	57
Balance as of the end of the period	$90,903	$93,521